Accounts payable and accrued liabilities	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Accounts payable and accrued liabilities

7.	Accounts payable and accrued liabilities

The Company had the following accounts payable and accrued expenses at the end of each reporting period:

	March 31, 2026	December 31, 2025
	$	$
Trade accounts payable	594	745
Accrued research and development costs	-	59
Accrued employee benefits	43	471
Payroll tax and other statutory liabilities	-	(13)
Other accrued liabilities	289	621
	926	1,883

COSCIENS Biopharma Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2026, and for the three months ended March 31, 2026, and 2025

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)